As filed with the Securities and Exchange Commission on August 26, 2009
                       Registration No. 33-00488/811-04416

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]



                         POST-EFFECTIVE AMENDMENT NO. 84                     [X]

                                       and



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 85                             [X]

                                 ALLEGIANT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-3863

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  Kathleen Barr
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [X] on September 23, 2009 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date of September 23, 2009 for the previously filed Post-Effective Amendment No. 82 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. Pursuant to Rule 485(a)(2), Post-Effective Amendment No. 82 would have become effective on August 31, 2009. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 82 under the Securities Act of 1933 and Amendment No. 83 under the Investment Company Act of 1940, as filed with the Commission on June 17, 2009.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 84 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 25th day of August, 2009.

                                          ALLEGIANT FUNDS
                                          Registrant

                                          /s/  John G. Abunassar
                                          ----------------------
                                          John G. Abunassar
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 84 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                        Date
---------                       -----                        ----
*Robert D. Neary                Trustee and Chairman         August 25, 2009
----------------                of the Board
 Robert D. Neary

/s/ John Kernan                 Treasurer                    August 25, 2009
---------------
John Kernan

*Dorothy A. Berry               Trustee                      August 25, 2009
-----------------
Dorothy A. Berry

*Kelley J. Brennan              Trustee                      August 25, 2009
------------------
Kelley J. Brennan

*John F. Durkott                Trustee                      August 25, 2009
----------------
 John F. Durkott

*Richard W. Furst               Trustee                      August 25, 2009
-----------------
 Richard W. Furst

*Gerald L. Gherlein             Trustee                      August 25, 2009
-------------------
Gerald L. Gherlein

*Dale C. LaPorte                Trustee                      August 25, 2009
----------------
Dale C. LaPorte

*Kathleen Cupper Obert          Trustee                      August 25, 2009
---------------------
Kathleen Cupper Obert

/s/ John G. Abunassar           President and                August 25, 2009
----------------------          Chief Executive Officer
 John G. Abunassar

*By:   /s/  John G. Abunassar
       ----------------------
       John G. Abunassar
       Attorney-in-Fact

                                 ALLEGIANT FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Allegiant Funds on May 14, 2009 and remains in effect on the date hereof:

         FURTHER RESOLVED, that the trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing John G. Abunassar, Audrey C. Talley and John Kernan, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.

                                                     ALLEGIANT FUNDS


                                                     By:  /s/ Audrey C. Talley
                                                          --------------------
                                                            Audrey C. Talley
                                                            Secretary

Dated:   August 25, 2009

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ Robert D. Neary
-------------------
Robert D. Neary

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009



/s/ John F. Durkott
-------------------
John F. Durkott

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009



/s/ Richard W. Furst
--------------------
Richard W. Furst

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dorothy
A. Berry, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009



/s/ Dorothy A. Berry
--------------------
Dorothy A. Berry

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kelley
J. Brennan, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009



/s/ Kelley J. Brennan
---------------------
Kelley J. Brennan

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009




/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kathleen
A. Obert, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009




/s/ Kathleen Obert
------------------
Kathleen Cupper Obert

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009




/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte